UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    LMM, LLC
Address: 100 Light Street
         Baltimore, MD  21202

13F File Number:  28-6399

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nick Milano
Title:     Chief Compliance Officer
Phone:     410-539-0000

Signature, Place, and Date of Signing:

     Nick Milano     Baltimore, MD     November 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $2,511,132 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-1700                       Legg Mason, Inc.
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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES CORP                       COM              00130H105    93520  8000000 SH       DEFINED 1             8000000        0        0
AMAZON COM INC                 COM              023135106   243930  3352521 SH       DEFINED 1             3352521        0        0
AMERICREDIT CORP               COM              03060R101    14237  1405347 SH       DEFINED 1             1405347        0        0
ASSURED GUARANTY LTD           COM              G0585R106    97560  6000000 SH       DEFINED 1             6000000        0        0
BOYD GAMING CORP               COM              103304101    18720  2000000 SH       DEFINED 1             2000000        0        0
CA INC                         COM              12673P105    73357  3675200 SH       DEFINED 1             3675200        0        0
CENTEX CORP                    COM              152312104    89100  5500000 SH       DEFINED 1             5500000        0        0
CHIMERA INVT CORP              COM              16934Q109     7252  1167784 SH       DEFINED 1             1167784        0        0
CIT GROUP INC                  COM              125581108    59160  8500000 SH       DEFINED 1             8500000        0        0
CONVERA CORP                   CL A             211919105     4459  4458612 SH       DEFINED 1             4458612        0        0
DELTA AIR LINES INC DEL        COM NEW          247361702    29800  4000000 SH       DEFINED 1             4000000        0        0
EASTMAN KODAK CO               COM              277461109   130730  8500000 SH       DEFINED 1             8500000        0        0
EXPEDIA INC DEL                COM              30212P105   105020  6950300 SH       DEFINED 1             6950300        0        0
GENWORTH FINL INC              COM CL A         37247D106    38745  4500000 SH       DEFINED 1             4500000        0        0
HEALTH NET INC                 COM              42222G108   127440  5400000 SH       DEFINED 1             5400000        0        0
HOUSEVALUES INC                COM              44183Y102    12164  4590087 SH       DEFINED 1             4590087        0        0
ISTAR FINL INC                 COM              45031U101    12619  4853424 SH       DEFINED 1             4853424        0        0
JPMORGAN & CHASE & CO          COM              46625H100    46700  1000000 SH       DEFINED 1             1000000        0        0
LENNAR CORP                    CL A             526057104    75950  5000000 SH       DEFINED 1             5000000        0        0
LEVEL 3 COMMUNICATIONS INC     COM              52729N100   229434 84975191 SH       DEFINED 1            84975191        0        0
MANNKIND CORP                  COM              56400P201    27072  7013353 SH       DEFINED 1             7013353        0        0
MBIA INC                       COM              55262C100    41650  3500000 SH       DEFINED 1             3500000        0        0
MERITAGE HOMES CORP            COM              59001A102    34343  1390400 SH       DEFINED 1             1390400        0        0
MONSTER WORLDWIDE INC          COM              611742107    44730  3000000 SH       DEFINED 1             3000000        0        0
NATIONAL CITY CORP             COM              635405103    19574 11185030 SH       DEFINED 1            11185030        0        0
NII HLDGS INC                  CL B NEW         62913F201   176112  4644293 SH       DEFINED 1             4644293        0        0
PULTE HOMES INC                COM              745867101    80980  5796649 SH       DEFINED 1             5796649        0        0
RED HAT INC                    COM              756577102   130375  8651275 SH       DEFINED 1             8651275        0        0
RYLAND GROUP INC               COM              783764103   100776  3800000 SH       DEFINED 1             3800000        0        0
SPRINT NEXTEL CORP             COM SER 1        852061100    70150 11500000 SH       DEFINED 1            11500000        0        0
SUN MICROSYSTEMS INC           COM NEW          866810203    33740  4439400 SH       DEFINED 1             4439400        0        0
UAL CORP                       COM NEW          902549807    39555  4500000 SH       DEFINED 1             4500000        0        0
WACHOVIA CORP NEW              COM              929903102    14700  4200000 SH       DEFINED 1             4200000        0        0
XL CAP LTD                     CL A             G98255105    66378  3700000 SH       DEFINED 13            3700000        0        0
YAHOO INC                      COM              984332106   121100  7000000 SH       DEFINED 1             7000000        0        0
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